Additional Information-Financial Statement Schedule I - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net cash (used in)/provided by operating activities	$ (3,589)	$ 4,444	$ 7,468
Net cash provided by investing activities	(3,043)	51,326	2,108
Net cash provided by /(used in) financing activities	(86,734)	(5,489)	653
NET INCREASE /(DECREASE) IN CASH AND CASH EQUIVALENTS	(92,867)	47,154	8,096
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	117,292	18,713	16,610
CASH AND CASH EQUIVALENTS, END OF THE YEAR	24,425	117,292	18,713
CDTV Holding [Member]
Net cash (used in)/provided by operating activities	98,221	11,050	(1,631)
Net cash provided by investing activities
Net cash provided by /(used in) financing activities	(91,813)	(11,985)	700
NET INCREASE /(DECREASE) IN CASH AND CASH EQUIVALENTS	6,408	(935)	(931)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	616	1,551	2,482
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 7,024	$ 616	$ 1,551